Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 98,998	$ 103,100
Restricted cash and short-term investments	25,831	24,451
Trade accounts receivable	9,122	717
Other receivables, prepaid expenses and accrued income	7,516	7,026
Inventories	89	1,085
Total current assets	141,556	136,379
Long-term assets
Restricted Cash	146,552	145,725
Vessels and equipment, net	1,501,170	1,281,591
Vessels under capital leases, net	122,253	127,693
Intangible Assets, Net	16,032	0
Deferred charges	13,356	14,270
Other non-current assets	15,283	15,561
Total assets	1,956,202	1,721,219
Current liabilities
Short-Term Debt, Due To Related Parties, Current	20,000	0
Current portion of long-term debt	124,221	156,363
Trade accounts payable	2,621	1,587
Accrued expenses	21,700	20,088
Amounts due to related parties	9,851	5,989
Other current liabilities	99,481	57,045
Total current liabilities	277,874	241,072
Long-term liabilities
Long-term debt	908,311	733,108
Obligations under capital leases	150,997	159,008
Other long-term liabilities	17,281	17,904
Total liabilities	1,354,463	1,151,092
Common unitholders	490,824	475,610
Subordinated unitholders	12,063	6,900
General Partners' Capital Account	33,320	19,234
Partners' Capital	536,207	501,744
EQUITY
Accumulated other comprehensive loss	(2,086)	(2,394)
Total stockholders' equity	534,121	499,350
Non-controlling interests	67,618	70,777
Total equity	601,739	570,127
Total liabilities and equity	$ 1,956,202	$ 1,721,219